S000022498 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	198 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Global Broad Market Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.24%	9.44%	8.86%
S&P Global Clean Energy Transition Index (Net) (Returns do not reflect deductions for fees, expenses or taxes except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	(25.79%)	0.74%	3.25%
iShares Global Clean Energy ETF
Prospectus [Line Items]
Average Annual Return, Percent		(25.78%)	0.59%	3.48%
Performance Inception Date					Jun. 24, 2008
iShares Global Clean Energy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(25.96%)	0.36%	3.03%
iShares Global Clean Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(14.90%)	0.60%	2.72%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund's applicable withholding tax rates, if any.
[2]	On February 10, 2025, the name of the Fund's Underlying Index changed from the S&P Global Clean Energy Index to the S&P Global Clean Energy Transition Index.